Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis)	0 Months Ended
	May 30, 2012
(Portfolio Series Conservative Investor Fund) | Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.10%
Fee Waiver and/or Expense Reimbursement	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%
(Portfolio Series Conservative Investor Fund) | Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.96%
Fee Waiver and/or Expense Reimbursement	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.86%
(Portfolio Series Conservative Investor Fund) | Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.86%
Fee Waiver and/or Expense Reimbursement	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.76%
(Portfolio Series Conservative Investor Fund) | Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.39%
Fee Waiver and/or Expense Reimbursement	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%
(Portfolio Series Conservative Investor Fund) | Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver and/or Expense Reimbursement	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%
(Portfolio Series Moderate Investor Fund) | Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses	1.11%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.04%
(Portfolio Series Moderate Investor Fund) | Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses	1.98%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.91%
(Portfolio Series Moderate Investor Fund) | Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses	1.88%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.81%
(Portfolio Series Moderate Investor Fund) | Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses	1.38%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%
(Portfolio Series Moderate Investor Fund) | Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.67%
Total Annual Fund Operating Expenses	0.91%
Fee Waiver and/or Expense Reimbursement	(0.07%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.84%
(Portfolio Series Equity Investor Fund) | Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	1.25%
(Portfolio Series Equity Investor Fund) | Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.32%
Acquired Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	2.09%
(Portfolio Series Equity Investor Fund) | Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	2.00%
(Portfolio Series Equity Investor Fund) | Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	1.45%
(Portfolio Series Equity Investor Fund) | Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.12%
Acquired Fund Fees and Expenses	0.77%
Total Annual Fund Operating Expenses	0.89%
(Portfolio Series Active Allocation Fund) | Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Asset Allocation Fee	0.10%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.25%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.21%
(Portfolio Series Active Allocation Fund) | Class B
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Asset Allocation Fee	0.10%
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	2.10%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.06%
(Portfolio Series Active Allocation Fund) | Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Asset Allocation Fee	0.10%
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	2.00%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.96%
(Portfolio Series Active Allocation Fund) | Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Asset Allocation Fee	0.10%
Other Expenses	0.14%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	1.45%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%
(Portfolio Series Active Allocation Fund) | Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Asset Allocation Fee	0.10%
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.71%
Total Annual Fund Operating Expenses	0.90%
Fee Waiver and/or Expense Reimbursement	(0.04%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.86%

[1]	The Manager has voluntarily agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.10% as calculated on the daily net assets of the Fund. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.
[2]	The Manager has voluntarily agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.07% as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement is applied after (and in addition to) any other applicable waivers and/or reimbursements that may apply, and may not be amended or withdrawn until one year from the date of this prospectus.
[3]	The Manager has voluntarily agreed to waive fees and/or reimburse certain Fund expenses at an annual rate of 0.04% as calculated on the daily net assets of the Fund. This fee waiver and/or expense limitation may not be amended or withdrawn until one year from the date of this prospectus.